Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator for basic and diluted earnings per share:
Net (loss) income attributable to stockholders - basic	$ 103	$ (11,193)	$ 11,784	$ (5,588)	$ 9,769	$ 4,110	$ (25,877)	$ (36,570)	$ (5,195)	$ 4,772	$ (63,532)	$ 39,138
Net (loss) income attributable to convertible OP units	(14)				(1,430)					690	(9,583)	8,136
Net (loss) income - diluted	$ 117				$ 11,199					$ 5,462	$ (73,115)	$ 47,274
Denominator:
Weighted-average shares - basic	93,490				96,652					96,760	94,636	65,534
OP units	13,354				14,283					14,255	14,403	14,818
Effect of dilutive restricted stock awards	151				141					141	0	104
Adjusted weighted-average shares - diluted	106,995				111,076					111,156	109,039	80,456
Earnings Per Share, Basic										$ 0.05	$ (0.67)	$ 0.60
Earnings Per Share, Diluted										$ 0.05	$ (0.67)	$ 0.59
Earnings Per Common Share
Net (loss) income per share attributable to stockholders - basic and diluted	$ 0.00	$ (0.12)	$ 0.12	$ (0.06)	$ 0.10	$ 0.06	$ (0.27)	$ (0.39)	$ (0.06)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted Average Number of Shares Outstanding, Basic	93,490				96,652					96,760	94,636	65,534
OP units	13,354				14,283					14,255	14,403	14,818
Effect of dilutive restricted stock awards	151				141					141	0	104
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share										300
Performance Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share										800